Agreements	Dec. 06, 2024
Agreements [Abstract]
Agreements
4. Agreements
The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager an Investment Management equal to 1.50%. The Management Fee is calculated and payable quarterly in arrears at the annual rate of 1.50% of the quarter-end value of the Fund’s Net Assets.
Pursuant to the Investment Management Agreement, the Fund pay the Investment Manager an Incentive Fee 15%. The Incentive Fee is calculated based on an “
Incentive
Fee Rate” of 15%, multiplied by the amount by which the “Adjusted NAV” (as defined below) of each Class of the Fund exceeds its “Prior High NAV” (as defined below), if the Adjusted NAV exceeds its “Hurdle NAV” (as defined below).
The “Adjusted NAV” of a Class of the Fund is the net asset value at the end of the relevant period, after such net asset value is adjusted for (i) any distributions with respect to or repurchases of Shares; (ii) any net realized or unrealized appreciation and depreciation attributable to the Fund during the relevant period, determined at the time of such exchange, ; and (iii) any accruals of the Incentive Fee during the relevant period.
The “Hurdle NAV” will be the product of the Prior High NAV of the applicable Class of the Fund multiplied by a value, expressed as a percentage, equal to 100% plus a “Hurdle Rate” of 5%.
The “Prior High NAV” is the net asset value of the applicable Class of the Fund immediately following the date as of which the last Incentive Fee was determined (or if no Incentive Fee has yet been determined, the net asset value at the initial issuance of the Fund adjusted, if necessary, for any distributions with respect to or repurchases of Shares).
The Incentive Fee will be paid annually in arrears as of December 31 of each year. In cases where the Incentive Fee is calculated for a period other than a full calendar year, the Hurdle Rate for such period will be reduced pro rata based on upon the number of days in such period.
The Board will periodically review the Investment Advisory Agreement to determine, among other things, whether the fees payable under such agreement are reasonable considering the services provided.
The Adviser and the Fund have entered into an Expense Limitation and Reimbursement Agreement (the “Expense Limitation and Reimbursement Agreement”) beginning on the effective date of the Investment Management Agreement and ending on December 31, 2025 (the “Limitation Period”) in respect of each of Class I Shares and Class U Shares under which the Adviser has agreed contractually to waive its Management Fee and/or reimburse the Fund’s initial organizational and offering costs, as well as the Fund’s operating expenses on a monthly basis to the extent that the Fund’s monthly total annualized fund operating expenses in respect of each class (excluding (i) expenses directly related to the costs of making investments, including interest and structuring costs for borrowings and line(s) of credit, taxes, brokerage costs, the Fund’s proportionate share of expenses related to co-investments, litigation and extraordinary expenses, (ii) Incentive Fees and (iii) any distribution and/or shareholder servicing fees) exceed 3.5% of the month-end NAV of such class (the “Expense Cap”).
In consideration of the Adviser’s agreement to waive its Management Fee and/or reimburse the Fund’s operating expenses, the Fund has agreed to reimburse or pay the Adviser in the amount of any waived Management Fees and Fund expenses reimbursed in respect of each of Class I Shares and Class U Shares, subject to the limitation that a reimbursement (an “Adviser Recoupment”) will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser; and (ii) the Adviser Recoupment does not cause the Fund’s total annual operating expenses to exceed the Expense Cap of such class. In addition, for any month in which the Fund’s aggregate monthly Other Operating Expenses (as that term is defined in the Expense Limitation and Reimbursement Agreement) exceed the Expense Cap, the Adviser shall make a Required Expense Payment (as that term is defined in the Expense Limitation and Reimbursement Agreement) to the extent necessary to eliminate such excess. The Adviser may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation and Reimbursement Agreement. See “Fund
Expenses-
Expense Limitation and Reimbursement Agreement” for additional information. The Expense Limitation and Reimbursement Agreement will remain in effect throughout the Limitation Period (including any extensions thereof), unless terminated by the Fund’s Board of Trustees upon thirty (30) days written notice to the Adviser. The Expense
Limitation
and Reimbursement Agreement may be renewed by the mutual agreement of the Adviser and the Fund for successive terms of one year. Unless so renewed, the Expense Limitation and Reimbursement Agreement will terminate automatically at the end of the Limitation Period. The Expense Limitation and Reimbursement Agreement will also terminate automatically upon the termination of the Advisory Agreement, unless a new investment advisory agreement with the Adviser (or with an affiliate under common control with the Adviser) becomes effective upon such termination.